Average Annual Total Returns - Artisan Global Opportunities Fund	Investor 1-Year	Investor 5-Year	Investor 10-Year	Investor Since Inception	Investor Inception Date	Investor Return After Taxes on Distributions 1-Year	Investor Return After Taxes on Distributions 5-Year	Investor Return After Taxes on Distributions 10-Year	Investor Return After Taxes on Distributions Since Inception	Investor Return After Taxes on Distributions and Sale of Fund Shares 1-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 5-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares 10-Year	Investor Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 1-Year	Investor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 5-Year	Investor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 10-Year	Investor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) Since Inception	Advisor 1-Year	Advisor 5-Year	Advisor 10-Year	Advisor Since Inception	Advisor Inception Date	Advisor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 1-Year	Advisor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 5-Year	Advisor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 10-Year	Advisor MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) Since Inception	Institutional 1-Year	Institutional 5-Year	Institutional 10-Year	Institutional Since Inception	Institutional Inception Date	Institutional MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 1-Year	Institutional MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 5-Year	Institutional MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) 10-Year	Institutional MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	39.81%	18.82%	14.69%	13.79%	Sep. 22, 2008	37.18%	17.37%	13.88%	13.11%	24.54%	14.90%	12.18%	11.61%	16.25%	12.26%	9.13%	8.22%	39.97%	18.97%		16.86%	Apr. 01, 2015	16.25%	12.26%		9.69%	40.07%	19.10%		14.83%	Jul. 26, 2011	16.25%	12.26%		9.07%